Form N-1A Cover	Feb. 10, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 10, 2026
Prospectus Date	Feb. 11, 2026